Financing receivables - Changes in total allowance for CECL (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Allowances for current expected credit losses against loans [Roll Forward]
Opening balance, Allowances for current expected credit losses against loans		¥ 4,209	¥ 68,258	¥ 4,056	¥ 64,787
Provision for credit losses, Allowances for current expected credit losses against loans		262	246	537	2,044
Written-offs, Allowances for current expected credit losses against loans		(10)	(1,605)	(386)	(4,075)
Other, Allowances for current expected credit losses against loans	[1]	(405)	3,421	(151)	7,564
Ending balance, Allowances for current expected credit losses against loans		4,056	70,320	4,056	70,320
Allowances against receivables other than loans [Roll Forward]
Opening balance, Allowances against receivables other than loans	[2]	1,739	1,842	1,776	1,559
Provision for credit losses, Allowances against receivables other than loans	[2]	12	(13)	14	15
Written-offs, Allowances against receivables other than loans	[2]
Other, Allowances against receivables other than loans	[1],[2]	(26)	7	(65)	262
Ending balance, Allowances against receivables other than loans	[2]	1,725	1,836	1,725	1,836
Total allowances for current expected credit losse [Roll Forward]
Opening balance, Total allowances for current expected credit losses		5,948	70,100	5,832	66,346
Provision for credit losses, Total allowances for current expected credit losses		274	233	551	2,059
Written-offs, Total allowances for current expected credit losses		(10)	(1,605)	(386)	(4,075)
Other, Total allowances for current expected credit losses	[1]	(431)	3,428	(216)	7,826
Ending balance, Total allowances for current expected credit losses		5,781	72,156	5,781	72,156
Loans at banks [Member]
Allowances for current expected credit losses against loans [Roll Forward]
Opening balance, Allowances for current expected credit losses against loans		1,126	3,016	1,126	2,434
Provision for credit losses, Allowances for current expected credit losses against loans			90		672
Written-offs, Allowances for current expected credit losses against loans			(1,523)		(1,523)
Other, Allowances for current expected credit losses against loans	[1]	(377)	(417)	(377)	(417)
Ending balance, Allowances for current expected credit losses against loans		749	1,166	749	1,166
Short-term secured margin loans [Member]
Allowances for current expected credit losses against loans [Roll Forward]
Opening balance, Allowances for current expected credit losses against loans
Provision for credit losses, Allowances for current expected credit losses against loans
Written-offs, Allowances for current expected credit losses against loans
Other, Allowances for current expected credit losses against loans	[1]
Ending balance, Allowances for current expected credit losses against loans
Corporate loans [Member]
Allowances for current expected credit losses against loans [Roll Forward]
Opening balance, Allowances for current expected credit losses against loans		3,083	65,242	2,930	62,353
Provision for credit losses, Allowances for current expected credit losses against loans		262	156	537	1,372
Written-offs, Allowances for current expected credit losses against loans		(10)	(82)	(386)	(2,552)
Other, Allowances for current expected credit losses against loans	[1]	(28)	3,838	226	7,981
Ending balance, Allowances for current expected credit losses against loans		¥ 3,307	¥ 69,154	¥ 3,307	¥ 69,154

[1]	Primarily includes the effect of recoveries collected and foreign exchange movements.
[2]	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.